MASSMUTUAL SELECT FUNDS

Supplement dated December 3, 2007 to the

Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Beginning sometime on or after February 4, 2008, the Trust intends to change its exchange policy so that the following information will replace similar information found under Buying, Redeeming and Exchanging Shares:

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Diversified International Fund or Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Strategic Bond Fund, Destination Retirement Income Fund and Destination Retirement 2010 Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

The following information pertains to the Growth Equity Fund:

Effective prior to the opening of business on December 3, 2007, a transaction commonly referred to as a “merger” occurred whereby the Growth Equity Fund merged into the Blue Chip Growth Fund. The Board of Trustees of the Funds unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) between the Growth Equity Fund and the Blue Chip Growth Fund. The Agreement provided for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund (the “Reorganization”). After the exchange, shareholders of the Growth Equity Fund received pro rata shares of the Blue Chip Growth Fund.

The Reorganization, which was approved by MassMutual as the majority shareholder, was a tax-free transaction. This means that neither the Growth Equity Fund nor its shareholders recognized any gain or loss as a direct result of the Reorganization.

Effective immediately, the name of the MassMutual Select OTC 100 Fund is changing to the MassMutual Select NASDAQ-100® Fund and the investment objective of the Fund is changed as follows:

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ 100-Index®.

In addition, the reference in the first sentence of the investment strategy of the Fund to the NASDAQ 100 Index being representative of the over-the-counter market is hereby deleted.

Effective November 30, 2007, Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) replaced Navellier & Associates, Inc. (“Navellier”) as the Mid Cap Growth Equity Fund’s Sub-Adviser.

Effective November 30, 2007, the following information replaces the information found under Principal Investment Strategies and Risks on page 62 for the Mid Cap Growth Equity Fund:

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its net assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap® Growth Index – as of October 31, 2007, between $388.14 million and $30.83 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Advisers Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) believe it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 20% of the Fund’s net assets may be invested in both U.S. and non-U.S. dollar-denominated foreign securities, including emerging market securities.

The Wellington Management portion of the Fund employs an investment philosophy based on the underlying premise that changes in earnings expectations drive security prices, tangible operating momentum precedes earnings momentum, and growth is where you find it.

Wellington Management’s investment philosophy utilizes bottom-up fundamental analysis in the context of an opportunistic approach to investing. The manager considers a very broad universe of available stocks within the mid cap market typically focusing on companies with high earnings growth. To narrow the universe of available companies, the manager relies on intensive bottom-up, fundamental research with many investment ideas generated by the firm’s global industry analysts.

Wellington’s fundamental research involves very detailed security analysis attempting to understand the level and sustainability of the growth opportunity that the company possesses. Within this context, Wellington Management includes a rigorous evaluation of the company’s balance sheet to ensure that the financial foundation of the firm can support management’s operating approach.

Wellington Management typically sells companies from the Fund when they appreciate to their target prices or as they approach those target prices and better opportunities become available. Companies will also be sold as a result of fundamental shortfalls, including management’s inability to execute their stated strategy or a meaningful change in the strategy upon which Wellington Management built its investment thesis.

Turner’s strategy is based on the philosophy that earnings expectations drive stock prices. Turner believes that investing in companies with strong earnings prospects is an effective long-term strategy; therefore, Turner will not deviate from its philosophy. The firm’s objective is to significantly outperform the market with a level of risk commensurate with the market.

Turner pursues a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, and favorable trading volume and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%), and technical analysis (approximately 10%).

Turner invests primarily in a diversified portfolio of common stocks that it believes offer strong earnings growth potential. Turner maintains sector weightings that are typically neutral relative to the Russell Midcap Growth Index. Turner’s portion of the portfolio will generally hold 80-100 securities and will generally be fully invested, maintaining an average cash position of less than 3%.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

Effective November 30, 2007, the following information replaces similar information found on pages 63 and 64 for Navellier:

Wellington Management and Turner Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	20.91%, 4Q 2001	-23.77%, 1Q 2001
Turner Composite	55.40%, 4Q 1999	-32.07%, 3Q 2001

Wellington Management and Turner Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2006)

The table compares each Sub-Adviser’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (May 1, 2000)
Wellington Management Composite
Class S*	13.66%	11.44%	6.87%
Class Y*	13.59%	11.36%	6.79%
Class L*	13.44%	11.21%	6.64%
Class A*	6.68%	9.65%	5.44%
Class N*	11.89%	10.65%	6.08%

Russell MidCap Growth Index^	10.66%	8.22%	-0.67%
Russell 2500 Index^^	16.17%	12.19%	9.22%

	One Year	Five Years	Ten Years
Turner Composite
Class S*	6.77%	6.15%	13.45%
Class Y*	6.70%	6.08%	13.37%
Class L*	6.55%	5.92%	13.21%
Class A*	0.18%	4.42%	12.28%
Class N*	5.00%	5.35%	12.63%

Russell MidCap Growth Index^	10.66%	8.22%	8.62%
Russell 2500 Index^^	16.17%	12.19%	11.26%

*	Each Sub-Adviser’s Similar Account Performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The bar chart is based on Class S expenses. Wellington Management and Turner replaced Navellier & Associates, Inc. as the Fund’s Sub-Adviser on November 30, 2007. The composite performance does not represent the historical performance of the MassMutual Select Mid Cap Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^	The Russell MidCap Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell Midcap companies (representing mid-capitalization U.S. common stocks) with higher price-to-book ratios and forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces similar information, contained in the Prospectus Supplement dated July 16, 2007, relating to the Small Cap Growth Equity Fund in the section titled Principal Investment Strategies and Risks:

The Fund may invest up to 20% of its net assets in foreign securities, including emerging markets securities, and may invest in non-U.S. dollar-denominated securities.

Effective December 3, 2007, with respect to the Growth Equity Fund, the following information replaces the information for Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and replaces similar information for T. Rowe Price Associates, Inc., in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund and the Growth Equity Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolios and works with the committee in developing and executing the portfolios’ investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective November 30, 2007, with respect to the Mid Cap Growth Equity Fund, the following information replaces the information for Navellier and supplements the information for Wellington Management, in the section titled About the Investment Adviser and Sub-Advisers:

Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership, with principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund and Mid Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2007, Wellington Management had investment management authority with respect to approximately $607 billion in assets.

Michael T. Carmen

has served as portfolio manager of the Mid Cap Growth Equity Fund since 2007. Mr. Carmen, a Chartered Financial Analyst and Certified Public Accountant, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1999.

Mario E. Abularach

has been involved in portfolio management and securities analysis for the portion of the Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006 and for the portion of the Mid Cap Growth Equity Fund managed by Wellington Management since 2007. Mr. Abularach, a Chartered Financial Analyst, is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 2001.

Turner Investment Partners, Inc. (“Turner”), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, manages a portion of the portfolio of the Mid Cap Growth Equity Fund. Founded in 1990, Turner is an independent investment management firm. As of September 30, 2007, Turner managed approximately $27.6 billion in assets for institutions and high net worth individuals.

Christopher K. McHugh

is the lead portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. McHugh co-founded Turner in 1990. He is a Vice President, Senior Portfolio Manager and Security Analyst at Turner and has 21 years of experience. Prior to co-founding Turner, Mr. McHugh was employed at Provident Capital Management. Mr. McHugh serves on the Board of Trustees for Philadelphia University and is an affiliate member of CFA Institute and an affiliate member of CFA Society of Philadelphia.

Tara R. Hedlund

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Ms. Hedlund, a CFA and CPA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 12 years of experience. Prior to joining Turner in 2000, Ms. Hedlund was employed at Arthur Andersen LLP. She is a member of PICPA, AICPA, the CFA Institute and the CFA Society of Philadelphia.

Jason D. Schrotberger

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. Schrotberger, a CFA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 13 years of experience. Prior to joining Turner in 2001, Mr. Schrotberger was employed at BlackRock Financial Management, PNC Asset Management and Commonwealth of PA PSERS. He is a member of the CFA Institute and the CFA Society of Philadelphia.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-07-04

MASSMUTUAL SELECT FUNDS

Supplement dated December 3, 2007 to the

Statement of Additional Information dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any existing supplements. It should be retained and read in conjunction with the SAI and any existing supplements.

Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) have become co-sub-advisers to the Mid Cap Growth Equity Fund, replacing Navellier & Associates, Inc.

The following information replaces similar information for the Mid Cap Growth Equity Fund found on page B-3 in the section titled General Information:

The sub-advisers for the Mid Cap Growth Equity Fund are Wellington Management and Turner Investment Partners, Inc. (“Turner”), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

The following information restates similar information in the section titled Foreign Securities on page B-21:

The Diversified International Fund, the Overseas Fund, the Fundamental Value Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Core Opportunities Fund, the Value Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Mid-Cap Value Fund, the Small Cap Value Equity Fund, the Small Company Value Fund, the Small Cap Core Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Emerging Growth Fund, the Small Company Growth Fund, the Small Cap Growth Equity Fund, the Strategic Bond Fund and the Strategic Balanced Fund and, to a lesser extent, each of the other Funds, are permitted to invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). The equity segment of the Strategic Balanced Fund does not intend to invest more than 25% of its assets in foreign securities. With the exception of the Funds listed above, each Fund will normally invest in foreign securities only if: (i) such securities are U.S. dollar-denominated; or (ii) if such securities are not U.S. dollar-denominated, the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security. If a Fund’s securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees or its delegate under applicable rules adopted by the SEC. In buying foreign securities, a Fund may convert U.S. dollars into foreign currency.

The following information replaces similar information found on page B-37 in the section titled Management of the Trust:

As Adviser and sub-advisers to the Funds, respectively, MassMutual, AllianceBernstein, Clover, Cooke & Bieler, Davis, DMC, Eagle, EARNEST Partners, FMR, GSAM, Harris, Insight Capital, Mazama, MFS, NTI, RS, SaBAM, Sands Capital, SSgA FM, T. Rowe Price, Turner, Victory, Waddell & Reed, Wellington Management, Western Asset and WAML may be considered part of the management of the Trust.

The following information replaces similar information found on page B-53 in the section titled Investment Sub-Advisers:

Wellington Management and Turner both act as sub-advisers for the Mid Cap Growth Equity Fund. Turner, founded in 1990, is an independent investment management firm based in Berwyn, Pennsylvania. The firm was founded by Robert E. Turner, Mark D. Turner, and Christopher K. McHugh and began managing assets, including institutional assets, on March 5, 1990 (the effective date of its SEC registration). As of 9/30/2007, Turner managed $27.6 billion in assets for institutions and high net worth individuals. Currently, Turner Investment Partners, Inc. is 100% employee-owned. Approximately 64% of Turner’s employees are owners as of June 30, 2007. The firm has distributed equity to those professionals who have made significant contributions to the success of the business. In June of 2007, Turner launched Turner International, Ltd. a wholly-owned United Kingdom-based marketing subsidiary. Turner is affiliated with, as it serves as advisor and administrator to, the Turner Funds, a family of mutual funds.

On September 18, 2007, Turner announced it is planning to offer a minority equity interest in a newly created holding company, Turner Investments, Inc., to the public. Turner expects the offering to be completed on the NASDAQ Stock Market in early 2008. At the time of the initial public offering, the assets and liabilities will be transferred to a new operating company, Turner Investment Partners, LLC.

The following information replaces similar information found on page B-63 in the section titled Codes of Ethics:

The Trust, MassMutual, the Distributor, AllianceBernstein, Clover, Cooke & Bieler, Davis, DMC, Eagle, EARNEST Partners, FMR, GSAM, Harris, Insight Capital, Mazama, MFS, Navellier, NTI, RS, SaBAM, Sands Capital, SSgA FM, T. Rowe Price, Turner, Victory, Waddell & Reed, Wellington Management, Western Asset and WAML have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940. The Codes of Ethics permit Fund personnel to invest in securities for their own accounts, but require compliance with various pre-clearance requirements (with certain exceptions). The Codes of Ethics are on public file with, and are available from, the SEC.

The following information supplements the information beginning on page B-81 in the section titled Appendix B—Proxy Voting Policies:

TURNER INVESTMENT PARTNERS, INC.

TURNER INVESTMENT MANAGEMENT LLC

Proxy Voting Policy and Procedures

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies, please contact:

Andrew Mark, Director of Operations

and Technology Administration

c/o Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: July 1, 2003

Last revised: April 1, 2007

The following information supplements the information found on pages B-289 through B-292 for Wellington Management Company, LLP in the section titled Appendix C—Additional Portfolio Manager Information:

Wellington Management Company, LLP

The portfolio managers of the Select Mid Cap Growth Equity Fund are Michael T. Carmen and Mario E. Abularach.

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Michael T. Carmen
Registered investment companies	6	$6.2 billion	0	$0
Other pooled investment vehicles	10	$923.1 million	4	$447.1 million
Other accounts	5	$563.4 million	0	$0

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Mario E. Abularach
Registered investment companies	11	$8.0 billion	0	$0
Other pooled investment vehicles	2	$129.7 million	0	$0
Other accounts	7	$1.1 billion	1	$155.7 million

*	The information provided is as of 9/30/07

Ownership of Securities:

Portfolio Manager	MassMutual Fund Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Michael T. Carmen	Select Mid Cap Growth Equity Fund	None
Mario E. Abularach	Select Mid Cap Growth Equity Fund	None

The following information replaces the information found on pages B-291 and B-292 in the sections titled Description of Compensation and Description of Material Conflicts.

Description of Compensation:

Each Fund pays Wellington Management a fee based on the assets under management of each Fund as set forth in the Investment Sub-Advisory Agreements between Wellington Management and Massachusetts Mutual Life Insurance Company with respect to each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information is as of November 30, 2007.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the investment professionals primarily responsible for the day-to-day management of each Fund (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salary for the other Investment Professionals is determined by the Investment Professional’s experience and performance in their role as an Investment Professional. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the Investment Professional’s business manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund managed by that Investment Professional and generally each other portfolio managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the Fund compared to the benchmark and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by these Investment Professionals, including portfolios with performance fees. Portfolio incentives across all portfolios managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan the contributions to which are made pursuant to an actuarial formula. Messrs. Abrams, Angeli, Carmen and Ryan are partners of the firm.

Fund	Benchmark and/or Peer Group
Fundamental Value Fund	Russell 1000 Value Index
Mid Cap Growth Equity Fund (portfolio managed by Messrs. Carmen and Abularach)	Russell Mid Cap Growth Index
Small Cap Growth Equity Fund (portfolio managed by Messrs. Abrams and Fitzpatrick)	Russell 2000 Index
Small Cap Growth Equity Fund (portfolio managed by Messrs. Angeli, Abularach and Mortimer)	Russell 2000 Growth Index

Description of Material Conflicts:

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectuses who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an investment professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Funds’ holdings. In addition, some of these portfolios have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant Fund to Wellington Management. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on Portfolio Managers who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional’s various client mandates.

The following information supplements the information beginning on page B-236 in the section titled Appendix C—Additional Portfolio Manager Information:

Turner Investment Partners, Inc.

The portfolio managers of the Mid Cap Growth Equity Fund are Christopher K. McHugh, Jason D. Schrotberger and Tara R. Hedlund.

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Christopher K. McHugh
Registered investment companies	14	$4.5 billion	3	$1.1 billion
Other pooled investment vehicles	28	$605 million	2	$4 million
Other accounts	23	$2.6 billion	3	$181 million

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Jason D. Schrotberger
Registered investment companies	15	$3.9 billion	1	$67 million
Other pooled investment vehicles	27	$502 million	2	$4 million
Other accounts	53	$3.4 billion	5	$287 million

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Tara R. Hedlund
Registered investment companies	10	$3.4 billion	1	$67 million
Other pooled investment vehicles	21	$477 million	2	$4 million
Other accounts	16	$947 million	2	$149 million

*	The information provided is as of 9/30/07

Ownership of Securities:

Portfolio Manager	MassMutual Fund Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Christopher K. McHugh	Select Mid Cap Growth Equity Fund	None
Jason D. Schrotberger	Select Mid Cap Growth Equity Fund	None
Tara R. Hedlund	Select Mid Cap Growth Equity Fund	None

Conflicts of Interest

As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Compensation

Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm’s profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-07-3

MASSMUTUAL SELECT FUNDS

Supplement dated December 3, 2007 to the

Class A Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Beginning sometime on or after February 4, 2008, the Trust intends to change its exchange policy so that the following information will replace similar information found under Buying, Redeeming and Exchanging Shares:

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Diversified International Fund or Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Strategic Bond Fund, Destination Retirement Income Fund and Destination Retirement 2010 Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

The following information pertains to the Growth Equity Fund:

Effective prior to the opening of business on December 3, 2007, a transaction commonly referred to as a “merger” occurred whereby the Growth Equity Fund merged into the Blue Chip Growth Fund. The Board of Trustees of the Funds unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) between the Growth Equity Fund and the Blue Chip Growth Fund. The Agreement provided for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund (the “Reorganization”). After the exchange, shareholders of the Growth Equity Fund received pro rata shares of the Blue Chip Growth Fund.

The Reorganization, which was approved by MassMutual as the majority shareholder, was a tax-free transaction. This means that neither the Growth Equity Fund nor its shareholders recognized any gain or loss as a direct result of the Reorganization.

Effective immediately, the name of the MassMutual Select OTC 100 Fund is changing to the MassMutual Select NASDAQ-100® Fund and the investment objective of the Fund is changed as follows:

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®.

In addition, the reference in the first sentence of the investment strategy of the Fund to the NASDAQ 100 Index being representative of the over-the-counter market is hereby deleted.

Effective November 30, 2007, Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) replaced Navellier & Associates, Inc. (“Navellier”) as the Mid Cap Growth Equity Fund’s Sub-Adviser.

Effective November 30, 2007, the following information replaces the information found under Principal Investment Strategies and Risks for the Mid Cap Growth Equity Fund:

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its net assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap® Growth Index – as of October 31, 2007, between $388.14 million and $30.83 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Advisers Wellington Management Company, LLP (“Wellington Management”) and

Turner Investment Partners, Inc. (“Turner”) believe it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 20% of the Fund’s net assets may be invested in both U.S. and non-U.S. dollar-denominated foreign securities, including emerging market securities.

The Wellington Management portion of the Fund employs an investment philosophy based on the underlying premise that changes in earnings expectations drive security prices, tangible operating momentum precedes earnings momentum, and growth is where you find it.

Wellington Management’s investment philosophy utilizes bottom-up fundamental analysis in the context of an opportunistic approach to investing. The manager considers a very broad universe of available stocks within the mid cap market typically focusing on companies with high earnings growth. To narrow the universe of available companies, the manager relies on intensive bottom-up, fundamental research with many investment ideas generated by the firm’s global industry analysts.

Wellington’s fundamental research involves very detailed security analysis attempting to understand the level and sustainability of the growth opportunity that the company possesses. Within this context, Wellington Management includes a rigorous evaluation of the company’s balance sheet to ensure that the financial foundation of the firm can support management’s operating approach.

Wellington Management typically sells companies from the Fund when they appreciate to their target prices or as they approach those target prices and better opportunities become available. Companies will also be sold as a result of fundamental shortfalls, including management’s inability to execute their stated strategy or a meaningful change in the strategy upon which Wellington Management built its investment thesis.

Turner’s strategy is based on the philosophy that earnings expectations drive stock prices. Turner believes that investing in companies with strong earnings prospects is an effective long-term strategy; therefore, Turner will not deviate from its philosophy. The firm’s objective is to significantly outperform the market with a level of risk commensurate with the market.

Turner pursues a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, and favorable trading volume and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%), and technical analysis (approximately 10%).

Turner invests primarily in a diversified portfolio of common stocks that it believes offer strong earnings growth potential. Turner maintains sector weightings that are typically neutral relative to the Russell Midcap Growth Index. Turner’s portion of the portfolio will generally hold 80-100 securities and will generally be fully invested, maintaining an average cash position of less than 3%.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

Effective November 30, 2007, the following information replaces similar information for Navellier:

Wellington Management and Turner Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	20.76%, 4Q 2001	-23.88%, 1Q 2001
Turner Composite	55.32%, 4Q 1999	-32.20%, 3Q 2001

Wellington Management and Turner Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2006)

The table compares each Sub-Adviser’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (May 1, 2000)
Wellington Management Composite
Class A*	6.68%	9.65%	5.44%

Russell MidCap Growth Index^	10.66%	8.22%	-0.67%
Russell 2500 Index^^	16.17%	12.19%	9.22%

	One Year	Five Years	Ten Years
Turner Composite
Class A*	0.18%	4.42%	12.28%

Russell MidCap Growth Index^	10.66%	8.22%	8.62%
Russell 2500 Index^^	16.17%	12.19%	11.26%

*

Each Sub-Adviser’s Similar Account Performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The bar chart is based on Class A expenses. Wellington Management and Turner replaced Navellier & Associates, Inc. as the Fund’s Sub-Adviser on November 30, 2007. The composite performance does not represent the historical performance of the MassMutual Select Mid Cap Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^	The Russell MidCap Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell Midcap companies (representing mid-capitalization U.S. common stocks) with higher price-to-book ratios and forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces similar information, contained in the Prospectus Supplement dated July 16, 2007, relating to the Small Cap Growth Equity Fund in the section titled Principal Investment Strategies and Risks:

The Fund may invest up to 20% of its net assets in foreign securities, including emerging markets securities, and may invest in non-U.S. dollar-denominated securities.

Effective December 3, 2007, with respect to the Growth Equity Fund, the following information replaces the information for Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and replaces similar information for T. Rowe Price Associates, Inc., in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund and the Growth Equity Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolios and works with the committee in developing and executing the portfolios’ investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective November 30, 2007, with respect to the Mid Cap Growth Equity Fund, the following information replaces the information for Navellier and supplements the information for Wellington Management, in the section titled About the Investment Adviser and Sub-Advisers:

Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership, with principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund and Mid Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2007, Wellington Management had investment management authority with respect to approximately $607 billion in assets.

Michael T. Carmen

has served as portfolio manager of the Mid Cap Growth Equity Fund since 2007. Mr. Carmen, a Chartered Financial Analyst and Certified Public Accountant, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1999.

Mario E. Abularach

has been involved in portfolio management and securities analysis for the portion of the Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006 and for the portion of the Mid Cap Growth Equity Fund managed by Wellington Management since 2007. Mr. Abularach, a Chartered Financial Analyst, is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 2001.

Turner Investment Partners, Inc. (“Turner”), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, manages a portion of the portfolio of the Mid Cap Growth Equity Fund. Founded in 1990, Turner is an independent investment management firm. As of September 30, 2007, Turner managed approximately $27.6 billion in assets for institutions and high net worth individuals.

Christopher K. McHugh

is the lead portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. McHugh co-founded Turner in 1990. He is a Vice President, Senior Portfolio Manager and Security Analyst at Turner and has 21 years of experience. Prior to co-founding Turner, Mr. McHugh was employed at Provident Capital Management. Mr. McHugh serves on the Board of Trustees for Philadelphia University and is an affiliate member of CFA Institute and an affiliate member of CFA Society of Philadelphia.

Tara R. Hedlund

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Ms. Hedlund, a CFA and CPA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 12 years of experience. Prior to joining Turner in 2000, Ms. Hedlund was employed at Arthur Andersen LLP. She is a member of PICPA, AICPA, the CFA Institute and the CFA Society of Philadelphia.

Jason D. Schrotberger

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. Schrotberger, a CFA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 13 years of experience. Prior to joining Turner in 2001, Mr. Schrotberger was employed at BlackRock Financial Management, PNC Asset Management and Commonwealth of PA PSERS. He is a member of the CFA Institute and the CFA Society of Philadelphia.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001A-07-04

MASSMUTUAL SELECT FUNDS

Supplement dated December 3, 2007 to the

Class L Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Beginning sometime on or after February 4, 2008, the Trust intends to change its exchange policy so that the following information will replace similar information found under Buying, Redeeming and Exchanging Shares:

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Diversified International Fund or Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Strategic Bond Fund, Destination Retirement Income Fund and Destination Retirement 2010 Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

The following information pertains to the Growth Equity Fund:

Effective prior to the opening of business on December 3, 2007, a transaction commonly referred to as a “merger” occurred whereby the Growth Equity Fund merged into the Blue Chip Growth Fund. The Board of Trustees of the Funds unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) between the Growth Equity Fund and the Blue Chip Growth Fund. The Agreement provided for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund (the “Reorganization”). After the exchange, shareholders of the Growth Equity Fund received pro rata shares of the Blue Chip Growth Fund.

The Reorganization, which was approved by MassMutual as the majority shareholder, was a tax-free transaction. This means that neither the Growth Equity Fund nor its shareholders recognized any gain or loss as a direct result of the Reorganization.

Effective immediately, the name of the MassMutual Select OTC 100 Fund is changing to the MassMutual Select NASDAQ-100® Fund and the investment objective of the Fund is changed as follows:

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®.

In addition, the reference in the first sentence of the investment strategy of the Fund to the NASDAQ 100 Index being representative of the over-the-counter market is hereby deleted.

Effective November 30, 2007, Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) replaced Navellier & Associates, Inc. (“Navellier”) as the Mid Cap Growth Equity Fund’s Sub-Adviser.

Effective November 30, 2007, the following information replaces the information found under Principal Investment Strategies and Risks for the Mid Cap Growth Equity Fund:

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its net assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap® Growth Index – as of October 31, 2007, between $388.14 million and $30.83 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Advisers Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) believe it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 20% of the Fund’s net assets may be invested in both U.S. and non-U.S. dollar-denominated foreign securities, including emerging market securities.

The Wellington Management portion of the Fund employs an investment philosophy based on the underlying premise that changes in earnings expectations drive security prices, tangible operating momentum precedes earnings momentum, and growth is where you find it.

Wellington Management’s investment philosophy utilizes bottom-up fundamental analysis in the context of an opportunistic approach to investing. The manager considers a very broad universe of available stocks within the mid cap market typically focusing on companies with high earnings growth. To narrow the universe of available companies, the manager relies on intensive bottom-up, fundamental research with many investment ideas generated by the firm’s global industry analysts.

Wellington’s fundamental research involves very detailed security analysis attempting to understand the level and sustainability of the growth opportunity that the company possesses. Within this context, Wellington Management includes a rigorous evaluation of the company’s balance sheet to ensure that the financial foundation of the firm can support management’s operating approach.

Wellington Management typically sells companies from the Fund when they appreciate to their target prices or as they approach those target prices and better opportunities become available. Companies will also be sold as a result of fundamental shortfalls, including management’s inability to execute their stated strategy or a meaningful change in the strategy upon which Wellington Management built its investment thesis.

Turner’s strategy is based on the philosophy that earnings expectations drive stock prices. Turner believes that investing in companies with strong earnings prospects is an effective long-term strategy; therefore, Turner will not deviate from its philosophy. The firm’s objective is to significantly outperform the market with a level of risk commensurate with the market.

Turner pursues a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, and favorable trading volume and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%), and technical analysis (approximately 10%).

Turner invests primarily in a diversified portfolio of common stocks that it believes offer strong earnings growth potential. Turner maintains sector weightings that are typically neutral relative to the Russell Midcap Growth Index. Turner’s portion of the portfolio will generally hold 80-100 securities and will generally be fully invested, maintaining an average cash position of less than 3%.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

Effective November 30, 2007, the following information replaces similar information for Navellier:

Wellington Management and Turner Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	20.84%, 4Q 2001	-23.82%, 1Q 2001
Turner Composite	55.36%, 4Q 1999	-32.13%, 3Q 2001

Wellington Management and Turner Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2006)

The table compares each Sub-Adviser’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (May 1, 2000)
Wellington Management Composite
Class L*	13.44%	11.21%	6.64%

Russell MidCap Growth Index^	10.66%	8.22%	-0.67%
Russell 2500 Index^^	16.17%	12.19%	9.22%

	One Year	Five Years	Ten Years
Turner Composite
Class L*	6.55%	5.92%	13.21%

Russell MidCap Growth Index^	10.66%	8.22%	8.62%
Russell 2500 Index^^	16.17%	12.19%	11.26%

*

Each Sub-Adviser’s Similar Account Performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class.

The bar chart is based on Class L expenses. Wellington Management and Turner replaced Navellier & Associates, Inc. as the Fund’s Sub-Adviser on November 30, 2007. The composite performance does not represent the historical performance of the MassMutual Select Mid Cap Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^	The Russell MidCap Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell Midcap companies (representing mid-capitalization U.S. common stocks) with higher price-to-book ratios and forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces similar information, contained in the Prospectus Supplement dated July 16, 2007, relating to the Small Cap Growth Equity Fund in the section titled Principal Investment Strategies and Risks:

The Fund may invest up to 20% of its net assets in foreign securities, including emerging markets securities, and may invest in non-U.S. dollar-denominated securities.

Effective December 3, 2007, with respect to the Growth Equity Fund, the following information replaces the information for Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and replaces similar information for T. Rowe Price Associates, Inc., in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund and the Growth Equity Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolios and works with the committee in developing and executing the portfolios’ investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective November 30, 2007, with respect to the Mid Cap Growth Equity Fund, the following information replaces the information for Navellier and supplements the information for Wellington Management, in the section titled About the Investment Adviser and Sub-Advisers:

Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership, with principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund and Mid Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2007, Wellington Management had investment management authority with respect to approximately $607 billion in assets.

Michael T. Carmen

has served as portfolio manager of the Mid Cap Growth Equity Fund since 2007. Mr. Carmen, a Chartered Financial Analyst and Certified Public Accountant, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1999.

Mario E. Abularach

has been involved in portfolio management and securities analysis for the portion of the Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006 and for the portion of the Mid Cap Growth Equity Fund managed by Wellington Management since 2007. Mr. Abularach, a Chartered Financial Analyst, is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 2001.

Turner Investment Partners, Inc. (“Turner”), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, manages a portion of the portfolio of the Mid Cap Growth Equity Fund. Founded in 1990, Turner is an independent investment management firm. As of September 30, 2007, Turner managed approximately $27.6 billion in assets for institutions and high net worth individuals.

Christopher K. McHugh

is the lead portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. McHugh co-founded Turner in 1990. He is a Vice President, Senior Portfolio Manager and Security Analyst at Turner and has 21 years of experience. Prior to co-founding Turner, Mr. McHugh was employed at Provident Capital Management. Mr. McHugh serves on the Board of Trustees for Philadelphia University and is an affiliate member of CFA Institute and an affiliate member of CFA Society of Philadelphia.

Tara R. Hedlund

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Ms. Hedlund, a CFA and CPA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 12 years of experience. Prior to joining Turner in 2000, Ms. Hedlund was employed at Arthur Andersen LLP. She is a member of PICPA, AICPA, the CFA Institute and the CFA Society of Philadelphia.

Jason D. Schrotberger

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. Schrotberger, a CFA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 13 years of experience. Prior to joining Turner in 2001, Mr. Schrotberger was employed at BlackRock Financial Management, PNC Asset Management and Commonwealth of PA PSERS. He is a member of the CFA Institute and the CFA Society of Philadelphia.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001L-07-04

MASSMUTUAL SELECT FUNDS

Supplement dated December 3, 2007 to the

Class N Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Beginning sometime on or after February 4, 2008, the Trust intends to change its exchange policy so that the following information will replace similar information found under Buying, Redeeming and Exchanging Shares:

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Diversified International Fund or Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Strategic Bond Fund, Destination Retirement Income Fund and Destination Retirement 2010 Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

The following information pertains to the Growth Equity Fund:

Effective prior to the opening of business on December 3, 2007, a transaction commonly referred to as a “merger” occurred whereby the Growth Equity Fund merged into the Blue Chip Growth Fund. The Board of Trustees of the Funds unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) between the Growth Equity Fund and the Blue Chip Growth Fund. The Agreement provided for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund (the “Reorganization”). After the exchange, shareholders of the Growth Equity Fund received pro rata shares of the Blue Chip Growth Fund.

The Reorganization, which was approved by MassMutual as the majority shareholder, was a tax-free transaction. This means that neither the Growth Equity Fund nor its shareholders recognized any gain or loss as a direct result of the Reorganization.

Effective immediately, the name of the MassMutual Select OTC 100 Fund is changing to the MassMutual Select NASDAQ-100® Fund and the investment objective of the Fund is changed as follows:

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®.

In addition, the reference in the first sentence of the investment strategy of the Fund to the NASDAQ 100 Index being representative of the over-the-counter market is hereby deleted.

Effective November 30, 2007, Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) replaced Navellier & Associates, Inc. (“Navellier”) as the Mid Cap Growth Equity Fund’s Sub-Adviser.

Effective November 30, 2007, the following information replaces the information found under Principal Investment Strategies and Risks for the Mid Cap Growth Equity Fund:

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its net assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap® Growth Index – as of October 31, 2007, between $388.14 million and $30.83 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Advisers Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) believe it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 20% of the Fund’s net assets may be invested in both U.S. and non-U.S. dollar-denominated foreign securities, including emerging market securities.

The Wellington Management portion of the Fund employs an investment philosophy based on the underlying premise that changes in earnings expectations drive security prices, tangible operating momentum precedes earnings momentum, and growth is where you find it.

Wellington Management’s investment philosophy utilizes bottom-up fundamental analysis in the context of an opportunistic approach to investing. The manager considers a very broad universe of available stocks within the mid cap market typically focusing on companies with high earnings growth. To narrow the universe of available companies, the manager relies on intensive bottom-up, fundamental research with many investment ideas generated by the firm’s global industry analysts.

Wellington’s fundamental research involves very detailed security analysis attempting to understand the level and sustainability of the growth opportunity that the company possesses. Within this context, Wellington Management includes a rigorous evaluation of the company’s balance sheet to ensure that the financial foundation of the firm can support management’s operating approach.

Wellington Management typically sells companies from the Fund when they appreciate to their target prices or as they approach those target prices and better opportunities become available. Companies will also be sold as a result of fundamental shortfalls, including management’s inability to execute their stated strategy or a meaningful change in the strategy upon which Wellington Management built its investment thesis.

Turner’s strategy is based on the philosophy that earnings expectations drive stock prices. Turner believes that investing in companies with strong earnings prospects is an effective long-term strategy; therefore, Turner will not deviate from its philosophy. The firm’s objective is to significantly outperform the market with a level of risk commensurate with the market.

Turner pursues a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, and favorable trading volume and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%), and technical analysis (approximately 10%).

Turner invests primarily in a diversified portfolio of common stocks that it believes offer strong earnings growth potential. Turner maintains sector weightings that are typically neutral relative to the Russell Midcap Growth Index. Turner’s portion of the portfolio will generally hold 80-100 securities and will generally be fully invested, maintaining an average cash position of less than 3%.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

Effective November 30, 2007, the following information replaces similar information for Navellier:

Wellington Management and Turner Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	20.67%, 4Q 2001	-23.95%, 1Q 2001
Turner Composite	55.27%, 4Q 1999	-32.28%, 3Q 2001

Wellington Management and Turner Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2006)

The table compares each Sub-Adviser’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (May 1, 2000)
Wellington Management Composite
Class N*	11.89%	10.65%	6.08%

Russell MidCap Growth Index^	10.66%	8.22%	-0.67%
Russell 2500 Index^^	16.17%	12.19%	9.22%

	One Year	Five Years	Ten Years
Turner Composite
Class N*	5.00%	5.35%	12.63%

Russell MidCap Growth Index^	10.66%	8.22%	8.62%
Russell 2500 Index^^	16.17%	12.19%	11.26%

*	Each Sub-Adviser’s Similar Account Performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The bar chart is based on Class N expenses. Wellington Management and Turner replaced Navellier & Associates, Inc. as the Fund’s Sub-Adviser on November 30, 2007. The composite performance does not represent the historical performance of the MassMutual Select Mid Cap Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^	The Russell MidCap Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell Midcap companies (representing mid-capitalization U.S. common stocks) with higher price-to-book ratios and forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces similar information, contained in the Prospectus Supplement dated July 16, 2007, relating to the Small Cap Growth Equity Fund in the section titled Principal Investment Strategies and Risks:

The Fund may invest up to 20% of its net assets in foreign securities, including emerging markets securities, and may invest in non-U.S. dollar-denominated securities.

Effective December 3, 2007, with respect to the Growth Equity Fund, the following information replaces the information for Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and replaces similar information for T. Rowe Price Associates, Inc., in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund and the Growth Equity Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolios and works with the committee in developing and executing the portfolios’ investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective November 30, 2007, with respect to the Mid Cap Growth Equity Fund, the following information replaces the information for Navellier and supplements the information for Wellington Management, in the section titled About the Investment Adviser and Sub-Advisers:

Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership, with principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund and Mid Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2007, Wellington Management had investment management authority with respect to approximately $607 billion in assets.

Michael T. Carmen

has served as portfolio manager of the Mid Cap Growth Equity Fund since 2007. Mr. Carmen, a Chartered Financial Analyst and Certified Public Accountant, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1999.

Mario E. Abularach

has been involved in portfolio management and securities analysis for the portion of the Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006 and for the portion of the Mid Cap Growth Equity Fund managed by Wellington Management since 2007. Mr. Abularach, a Chartered Financial Analyst, is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 2001.

Turner Investment Partners, Inc. (“Turner”), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, manages a portion of the portfolio of the Mid Cap Growth Equity Fund. Founded in 1990, Turner is an independent investment management firm. As of September 30, 2007, Turner managed approximately $27.6 billion in assets for institutions and high net worth individuals.

Christopher K. McHugh

is the lead portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. McHugh co-founded Turner in 1990. He is a Vice President, Senior Portfolio Manager and Security Analyst at Turner and has 21 years of experience. Prior to co-founding Turner, Mr. McHugh was employed at Provident Capital Management. Mr. McHugh serves on the Board of Trustees for Philadelphia University and is an affiliate member of CFA Institute and an affiliate member of CFA Society of Philadelphia.

Tara R. Hedlund

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Ms. Hedlund, a CFA and CPA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 12 years of experience. Prior to joining Turner in 2000, Ms. Hedlund was employed at Arthur Andersen LLP. She is a member of PICPA, AICPA, the CFA Institute and the CFA Society of Philadelphia.

Jason D. Schrotberger

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. Schrotberger, a CFA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 13 years of experience. Prior to joining Turner in 2001, Mr. Schrotberger was employed at BlackRock Financial Management, PNC Asset Management and Commonwealth of PA PSERS. He is a member of the CFA Institute and the CFA Society of Philadelphia.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001N-07-04

MASSMUTUAL SELECT FUNDS

Supplement dated December 3, 2007 to the

Class S Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Beginning sometime on or after February 4, 2008, the Trust intends to change its exchange policy so that the following information will replace similar information found under Buying, Redeeming and Exchanging Shares:

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Diversified International Fund or Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Strategic Bond Fund, Destination Retirement Income Fund and Destination Retirement 2010 Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

The following information pertains to the Growth Equity Fund:

Effective prior to the opening of business on December 3, 2007, a transaction commonly referred to as a “merger” occurred whereby the Growth Equity Fund merged into the Blue Chip Growth Fund. The Board of Trustees of the Funds unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) between the Growth Equity Fund and the Blue Chip Growth Fund. The Agreement provided for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund (the “Reorganization”). After the exchange, shareholders of the Growth Equity Fund received pro rata shares of the Blue Chip Growth Fund.

The Reorganization, which was approved by MassMutual as the majority shareholder, was a tax-free transaction. This means that neither the Growth Equity Fund nor its shareholders recognized any gain or loss as a direct result of the Reorganization.

Effective immediately, the name of the MassMutual Select OTC 100 Fund is changing to the MassMutual Select NASDAQ-100® Fund and the investment objective of the Fund is changed as follows:

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®.

In addition, the reference in the first sentence of the investment strategy of the Fund to the NASDAQ 100 Index being representative of the over-the-counter market is hereby deleted.

Effective November 30, 2007, Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) replaced Navellier & Associates, Inc. (“Navellier”) as the Mid Cap Growth Equity Fund’s Sub-Adviser.

Effective November 30, 2007, the following information replaces the information found under Principal Investment Strategies and Risks for the Mid Cap Growth Equity Fund:

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its net assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap® Growth Index – as of October 31, 2007, between $388.14 million and $30.83 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Advisers Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) believe it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 20% of the Fund’s net assets may be invested in U.S. and non-U.S. dollar-denominated foreign securities, including emerging market securities.

The Wellington Management portion of the Fund employs an investment philosophy based on the underlying premise that changes in earnings expectations drive security prices, tangible operating momentum precedes earnings momentum, and growth is where you find it.

Wellington Management’s investment philosophy utilizes bottom-up fundamental analysis in the context of an opportunistic approach to investing. The manager considers a very broad universe of available stocks within the mid cap market typically focusing on companies with high earnings growth. To narrow the universe of available companies, the manager relies on intensive bottom-up, fundamental research with many investment ideas generated by the firm’s global industry analysts.

Wellington’s fundamental research involves very detailed security analysis attempting to understand the level and sustainability of the growth opportunity that the company possesses. Within this context, Wellington Management includes a rigorous evaluation of the company’s balance sheet to ensure that the financial foundation of the firm can support management’s operating approach.

Wellington Management typically sells companies from the Fund when they appreciate to their target prices or as they approach those target prices and better opportunities become available. Companies will also be sold as a result of fundamental shortfalls, including management’s inability to execute their stated strategy or a meaningful change in the strategy upon which Wellington Management built its investment thesis.

Turner’s strategy is based on the philosophy that earnings expectations drive stock prices. Turner believes that investing in companies with strong earnings prospects is an effective long-term strategy; therefore, Turner will not deviate from its philosophy. The firm’s objective is to significantly outperform the market with a level of risk commensurate with the market.

Turner pursues a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, and favorable trading volume and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%), and technical analysis (approximately 10%).

Turner invests primarily in a diversified portfolio of common stocks that it believes offer strong earnings growth potential. Turner maintains sector weightings that are typically neutral relative to the Russell Midcap Growth Index. Turner’s portion of the portfolio will generally hold 80-100 securities and will generally be fully invested, maintaining an average cash position of less than 3%.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

Effective November 30, 2007, the following information replaces similar information for Navellier:

Wellington Management and Turner Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	20.91%, 4Q 2001	-23.77%, 1Q 2001
Turner Composite	55.40%, 4Q 1999	-32.07%, 3Q 2001

Wellington Management and Turner Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2006)

The table compares each Sub-Adviser’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (May 1, 2000)
Wellington Management Composite
Class S*	13.66%	11.44%	6.87%

Russell MidCap Growth Index^	10.66%	8.22%	-0.67%
Russell 2500 Index^^	16.17%	12.19%	9.22%

	One Year	Five Years	Ten Years
Turner Composite
Class S*	6.77%	6.15%	13.45%

Russell MidCap Growth Index^	10.66%	8.22%	8.62%
Russell 2500 Index^^	16.17%	12.19%	11.26%

*	Each Sub-Adviser’s Similar Account Performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. Wellington Management and Turner replaced Navellier & Associates, Inc. as the Fund’s Sub-Adviser on November 30, 2007. The composite performance does not represent the historical performance of the MassMutual Select Mid Cap Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^	The Russell MidCap Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell Midcap companies (representing mid-capitalization U.S. common stocks) with higher price-to-book ratios and forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces similar information, contained in the Prospectus Supplement dated July 16, 2007, relating to the Small Cap Growth Equity Fund in the section titled Principal Investment Strategies and Risks:

The Fund may invest up to 20% of its net assets in foreign securities, including emerging markets securities, and may invest in non-U.S. dollar-denominated securities.

Effective December 3, 2007, with respect to the Growth Equity Fund, the following information replaces the information for Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and replaces similar information for T. Rowe Price Associates, Inc., in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund and the Growth Equity Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolios and works with the committee in developing and executing the portfolios’ investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective November 30, 2007, with respect to the Mid Cap Growth Equity Fund, the following information replaces the information for Navellier and supplements the information for Wellington Management, in the section titled About the Investment Adviser and Sub-Advisers:

Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership, with principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund and Mid Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2007, Wellington Management had investment management authority with respect to approximately $607 billion in assets.

Michael T. Carmen

has served as portfolio manager of the Mid Cap Growth Equity Fund since 2007. Mr. Carmen, a Chartered Financial Analyst and Certified Public Accountant, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1999.

Mario E. Abularach

has been involved in portfolio management and securities analysis for the portion of the Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006 and for the portion of the Mid Cap Growth Equity Fund managed by Wellington Management since 2007. Mr. Abularach, a Chartered Financial Analyst, is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 2001.

Turner Investment Partners, Inc. (“Turner”), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, manages a portion of the portfolio of the Mid Cap Growth Equity Fund. Founded in 1990, Turner is an independent investment management firm. As of September 30, 2007, Turner managed approximately $27.6 billion in assets for institutions and high net worth individuals.

Christopher K. McHugh

is the lead portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. McHugh co-founded Turner in 1990. He is a Vice President, Senior Portfolio Manager and Security Analyst at Turner and has 21 years of experience. Prior to co-founding Turner, Mr. McHugh was employed at Provident Capital Management. Mr. McHugh serves on the Board of Trustees for Philadelphia University and is an affiliate member of CFA Institute and an affiliate member of CFA Society of Philadelphia.

Tara R. Hedlund

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Ms. Hedlund, a CFA and CPA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 12 years of experience. Prior to joining Turner in 2000, Ms. Hedlund was employed at Arthur Andersen LLP. She is a member of PICPA, AICPA, the CFA Institute and the CFA Society of Philadelphia.

Jason D. Schrotberger

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. Schrotberger, a CFA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 13 years of experience. Prior to joining Turner in 2001, Mr. Schrotberger was employed at BlackRock Financial Management, PNC Asset Management and Commonwealth of PA PSERS. He is a member of the CFA Institute and the CFA Society of Philadelphia.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001S-07-04

MASSMUTUAL SELECT FUNDS

Supplement dated December 3, 2007 to the

Class Y Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Beginning sometime on or after February 4, 2008, the Trust intends to change its exchange policy so that the following information will replace similar information found under Buying, Redeeming and Exchanging Shares:

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Diversified International Fund or Overseas Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Strategic Bond Fund, Destination Retirement Income Fund and Destination Retirement 2010 Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

The following information pertains to the Growth Equity Fund:

Effective prior to the opening of business on December 3, 2007, a transaction commonly referred to as a “merger” occurred whereby the Growth Equity Fund merged into the Blue Chip Growth Fund. The Board of Trustees of the Funds unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) between the Growth Equity Fund and the Blue Chip Growth Fund. The Agreement provided for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund (the “Reorganization”). After the exchange, shareholders of the Growth Equity Fund received pro rata shares of the Blue Chip Growth Fund.

The Reorganization, which was approved by MassMutual as the majority shareholder, was a tax-free transaction. This means that neither the Growth Equity Fund nor its shareholders recognized any gain or loss as a direct result of the Reorganization.

Effective immediately, the name of the MassMutual Select OTC 100 Fund is changing to the MassMutual Select NASDAQ-100® Fund and the investment objective of the Fund is changed as follows:

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®.

In addition, the reference in the first sentence of the investment strategy of the Fund to the NASDAQ 100 Index being representative of the over-the-counter market is hereby deleted.

Effective November 30, 2007, Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) replaced Navellier & Associates, Inc. (“Navellier”) as the Mid Cap Growth Equity Fund’s Sub-Adviser.

Effective November 30, 2007, the following information replaces the information found under Principal Investment Strategies and Risks for the Mid Cap Growth Equity Fund:

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its net assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap® Growth Index – as of October 31, 2007, between $388.14 million and $30.83 billion. The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund’s Sub-Advisers Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”) believe it will help protect the Fund from potential losses, or to meet shareholder redemptions. Up to 20% of the Fund’s net assets may be invested in U.S. and non-U.S. dollar-denominated foreign securities, including emerging market securities.

The Wellington Management portion of the Fund employs an investment philosophy based on the underlying premise that changes in earnings expectations drive security prices, tangible operating momentum precedes earnings momentum, and growth is where you find it.

Wellington Management’s investment philosophy utilizes bottom-up fundamental analysis in the context of an opportunistic approach to investing. The manager considers a very broad universe of available stocks within the mid cap market typically focusing on companies with high earnings growth. To narrow the universe of available companies, the manager relies on intensive bottom-up, fundamental research with many investment ideas generated by the firm’s global industry analysts.

Wellington’s fundamental research involves very detailed security analysis attempting to understand the level and sustainability of the growth opportunity that the company possesses. Within this context, Wellington Management includes a rigorous evaluation of the company’s balance sheet to ensure that the financial foundation of the firm can support management’s operating approach.

Wellington Management typically sells companies from the Fund when they appreciate to their target prices or as they approach those target prices and better opportunities become available. Companies will also be sold as a result of fundamental shortfalls, including management’s inability to execute their stated strategy or a meaningful change in the strategy upon which Wellington Management built its investment thesis.

Turner’s strategy is based on the philosophy that earnings expectations drive stock prices. Turner believes that investing in companies with strong earnings prospects is an effective long-term strategy; therefore, Turner will not deviate from its philosophy. The firm’s objective is to significantly outperform the market with a level of risk commensurate with the market.

Turner pursues a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, and favorable trading volume and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%), and technical analysis (approximately 10%).

Turner invests primarily in a diversified portfolio of common stocks that it believes offer strong earnings growth potential. Turner maintains sector weightings that are typically neutral relative to the Russell Midcap Growth Index. Turner’s portion of the portfolio will generally hold 80-100 securities and will generally be fully invested, maintaining an average cash position of less than 3%.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

Effective November 30, 2007, the following information replaces similar information for Navellier:

Wellington Management and Turner Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	20.89%, 4Q 2001	-23.78%, 1Q 2001
Turner Composite	55.39%, 4Q 1999	-32.09%, 3Q 2001

Wellington Management and Turner Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2006)

The table compares each Sub-Adviser’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (May 1, 2000)
Wellington Management Composite
Class Y*	13.59%	11.36%	6.79%

Russell MidCap Growth Index^	10.66%	8.22%	-0.67%
Russell 2500 Index^^	16.17%	12.19%	9.22%

	One Year	Five Years	Ten Years
Turner Composite
Class Y*	6.70%	6.08%	13.37%

Russell MidCap Growth Index^	10.66%	8.22%	8.62%
Russell 2500 Index^^	16.17%	12.19%	11.26%

*	Each Sub-Adviser’s Similar Account Performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Wellington Management and Turner replaced Navellier & Associates, Inc. as the Fund’s Sub-Adviser on November 30, 2007. The composite performance does not represent the historical performance of the MassMutual Select Mid Cap Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^	The Russell MidCap Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell Midcap companies (representing mid-capitalization U.S. common stocks) with higher price-to-book ratios and forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces similar information, contained in the Prospectus Supplement dated July 16, 2007, relating to the Small Cap Growth Equity Fund in the section titled Principal Investment Strategies and Risks:

The Fund may invest up to 20% of its net assets in foreign securities, including emerging markets securities, and may invest in non-U.S. dollar-denominated securities.

Effective December 3, 2007, with respect to the Growth Equity Fund, the following information replaces the information for Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and replaces similar information for T. Rowe Price Associates, Inc., in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund and the Growth Equity Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolios and works with the committee in developing and executing the portfolios’ investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective November 30, 2007, with respect to the Mid Cap Growth Equity Fund, the following information replaces the information for Navellier and supplements the information for Wellington Management, in the section titled About the Investment Adviser and Sub-Advisers:

Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership, with principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Small Cap Growth Equity Fund and Mid Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2007, Wellington Management had investment management authority with respect to approximately $607 billion in assets.

Michael T. Carmen

has served as portfolio manager of the Mid Cap Growth Equity Fund since 2007. Mr. Carmen, a Chartered Financial Analyst and Certified Public Accountant, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1999.

Mario E. Abularach

has been involved in portfolio management and securities analysis for the portion of the Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006 and for the portion of the Mid Cap Growth Equity Fund managed by Wellington Management since 2007. Mr. Abularach, a Chartered Financial Analyst, is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 2001.

Turner Investment Partners, Inc. (“Turner”), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, manages a portion of the portfolio of the Mid Cap Growth Equity Fund. Founded in 1990, Turner is an independent investment management firm. As of September 30, 2007, Turner managed approximately $27.6 billion in assets for institutions and high net worth individuals.

Christopher K. McHugh

is the lead portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. McHugh co-founded Turner in 1990. He is a Vice President, Senior Portfolio Manager and Security Analyst at Turner and has 21 years of experience. Prior to co-founding Turner, Mr. McHugh was employed at Provident Capital Management. Mr. McHugh serves on the Board of Trustees for Philadelphia University and is an affiliate member of CFA Institute and an affiliate member of CFA Society of Philadelphia.

Tara R. Hedlund

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Ms. Hedlund, a CFA and CPA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 12 years of experience. Prior to joining Turner in 2000, Ms. Hedlund was employed at Arthur Andersen LLP. She is a member of PICPA, AICPA, the CFA Institute and the CFA Society of Philadelphia.

Jason D. Schrotberger

is a portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. Schrotberger, a CFA, is a Security Analyst, Portfolio Manager and Principal at Turner and has 13 years of experience. Prior to joining Turner in 2001, Mr. Schrotberger was employed at BlackRock Financial Management, PNC Asset Management and Commonwealth of PA PSERS. He is a member of the CFA Institute and the CFA Society of Philadelphia.

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